Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Cost of inventories recognised as expense during period	$ 66,538	$ 75,657	$ 77,927
Cost of revenue	(67,958)	(79,298)	(85,127)
Inventory write-down	331	414	2,221
Reversal of inventory write-down	$ 134	$ 199	$ 274